Segment information	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Disclosure of entity's operating segments [text block]
28.1 Criteria for identifying operating segments
The Board of Directors and Board of Statutory Executive Officers evaluate the performance of the Company’s business segments through the Adjusted EBITDA. The Company has revised the segment note to present Adjusted EBITDA as its performance measure.
The operating segments defined by the Company’s management are set forth below:
i)Pulp: comprised of the production and sale of hardwood eucalyptus pulp and fluff pulp, mainly to supply the foreign market.
ii)Paper: comprises the production and sale of paper to meet the demands of both the domestic and foreign markets. Consumer goods (tissue) sales are classified under this segment due to their immateriality.
Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determines the allocation of resources on a consolidated basis.
In addition, with respect to geographical information related to non-current assets, the Company does not disclose such information, as all property, plant and equipment, biological and intangible assets are substantially in Brazil.
28.2 Information of operating segments

	06/30/2025
	Pulp	Paper	Total
Net sales	18,899,505	5,949,311	24,848,816
Domestic market (Brazil)	934,903	3,487,753	4,422,656
Foreign market	17,964,602	2,461,558	20,426,160
Cost of sales	(12,240,678)	(4,096,613)	(16,337,291)

Adjusted EBITDA	9,632,109	1,321,083	10,953,192
Adjustments to EBITDA (*)			(482,327)
Depreciation, depletion and amortization			(5,336,686)
Financial result			12,121,178
Net income before taxes			17,255,357

	06/30/2024
	Pulp	Paper	Total
Net sales	16,594,855	4,357,883	20,952,738
Domestic market (Brazil)	1,049,948	3,311,970	4,361,918
Foreign market	15,544,907	1,045,913	16,590,820
Cost of sales	(9,100,750)	(2,692,359)	(11,793,109)

Adjusted EBITDA	9,439,622	1,406,151	10,845,773
Adjustments to EBITDA (*)			430,879
Depreciation, depletion and amortization			(4,110,780)
Financial result			(14,113,723)
Net loss before taxes			(6,947,851)

	06/30/2025	06/30/2024
(*) Adjustments to EBITDA
Fair Value - Biological Asset	(73,248)	539,003
Loss from associates and joint ventures (2)	(189,082)	(3,514)
Impairment of subsidiaries (3)	(76,066)
Income from disposal and write-off of property, plant and equipment and biological assets	(48,033)	(123,895)
Provision/(reversals) for losses on ICMS credits	(83,940)	21,448
Others (1)	(11,958)	(2,163)
	(482,327)	430,879

(1) It includes items with specific, non-cash and exceptional adjustments, such as: i) effective loss of the development contract advance program; ii) extinction of the packaging business line and, iii) expenses on asset acquisition and business combinations.
(2) See note 14.3.
(3) Related to the impairment of the balances of subsidiary Suzano Finland Oy, which impacted the other operating expenses line item.

28.3 Net sales by product

	06/30/2025	06/30/2024
Products
Market pulp (1)	18,899,505	16,594,855
Printing and writing paper (2)	3,912,113	3,738,388
Paperboard	2,017,848	586,651
Other	19,350	32,844
	24,848,816	20,952,738
(1)Net sales of fluff pulp represent 0.7% of total net sales, and therefore were included in market pulp net sales. (0.7% as at June 30, 2024).
(2)Net sales of tissue represent 5.6% of total net sales, and therefore were included in printing and writing paper net sales. (6.3% as at June 30, 2024).
28.4 Goodwill based on expected future profitability
The goodwill based on expected future profitability arising from the business combination was allocated to the disclosable segments, which correspond to the Company's cash-generating units (“CGUs”), considering the economic benefits generated by such intangible assets. The allocation of goodwill is set out below:

	06/30/2025	12/31/2024
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242